GENERAL AND ADMINISTRATIVE	12 Months Ended
Dec. 31, 2019
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE [Text Block]

19. GENERAL AND ADMINISTRATIVE

	December 31	December 31
	2019	2018

Depreciation and depletion	$317	$254
Share-based compensation	2,446	2,179
Salaries, wages and benefits	3,344	3,038
Direct general and administrative	3,873	3,155
	$9,980	$8,626

Included in salaries, wages and benefits is an $731 expense of directors' deferred share units for the year ended December 31, 2019 (December 31, 2018 -$88).